PATENT ACQUISITION (Details Narrative) - USD ($)		1 Months Ended			3 Months Ended	6 Months Ended		12 Months Ended
	Apr. 10, 2020	May 19, 2021	May 18, 2020	Mar. 31, 2018	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2020	Mar. 31, 2021	Mar. 31, 2020
Partnership prcentage				100%
Fair value of shares			$ 560,000			$ 0	$ 610,000	$ 610,000	$ 0
Issuance of common stock	17,500,000		17,500,000
Patents Purchase Agreement [Member]
Partnership prcentage		50%
Fair value of shares		$ 5,000,000
Total amortization		1,950,000
Amortization expense					$ 97,500	$ 146,500
Patent purchase price		$ 2,000,000
Issuance of common stock		9,900,990
Market value price per share		$ 0.505
Cost of acquisition		$ 7,000,000
Consideration of amortization per year		$ 390,000